Risk Report - Asset Quality - Modified Assets Amortized Cost (Detail) - Modified Assets Amortized Cost [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Modified Assets Amortized Cost [Line Items]
Amortized cost carrying amount prior to modification	€ 858	€ 1,292
Net modification gain/losses recognized	(46)	(35)
Stage 1 [Member]
Modified Assets Amortized Cost [Line Items]
Amortized cost carrying amount prior to modification	0	0
Net modification gain/losses recognized	0	0
Stage 2 [Member]
Modified Assets Amortized Cost [Line Items]
Amortized cost carrying amount prior to modification	726	1,072
Net modification gain/losses recognized	9	5
Stage 3 [Member]
Modified Assets Amortized Cost [Line Items]
Amortized cost carrying amount prior to modification	132	220
Net modification gain/losses recognized	(55)	(40)
Stage 3 POCI [Member]
Modified Assets Amortized Cost [Line Items]
Amortized cost carrying amount prior to modification	0	0
Net modification gain/losses recognized	€ 0	€ 0